RESTRICTIONS ON CASH AND DUE FROM BANKS (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 4.0	$ 3.2
Reserve balances related to investment security transactions and merchant payment processing operations	$ 2.4	$ 2.5